AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2014

File No. 333-192858
File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	/X/
POST-EFFECTIVE AMENDMENT NO. 5	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 9	/X/

THE ADVISORS’ INNER CIRCLE FUND III
(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)

(800) 932-7781
(Registrant’s Telephone Number, including Area Code)

Michael Beattie
c/o SEI Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Corporation
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On August 13, 2014 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for The Advisors’ Inner Circle Fund III (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 13, 2014, the effectiveness of Post-Effective Amendment No. 1 (“PEA No. 1”), which was filed with the Commission via EDGAR Accession No. 0001135428-14-000226 on March 31, 2014, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

PART A – PROSPECTUS

The Prospectus for the Nomura High Yield Fund (the “Fund”), a new series of the Trust, is incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 1.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of Post-Effective Amendment No. 3, which was filed with the Commission via EDGAR Accession No. 0001135428-14-000416 on June 12, 2014 pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 10th day of July, 2014.

THE ADVISORS’ INNER CIRCLE FUND III

By:	/s/ Michael Beattie
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	July 10, 2014
William M. Doran
*	Trustee	July 10, 2014
Jon C. Hunt
*	Trustee	July 10, 2014
Thomas P. Lemke
*	Trustee	July 10, 2014
Randall S. Yanker
*	Trustee	July 10, 2014
Terrence O. Jones
/s/ Michael Beattie	President	July 10, 2014
Michael Beattie
*	Treasurer, Controller & Chief Financial Officer	July 10, 2014
James F. Volk

* By:	/s/ Michael Beattie
Michael Beattie
Attorney-in-Fact